UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Florida - 111.6%	Boynton Beach, Florida, M/F Housing Mortgage Revenue
	Refunding Bonds (Clipper Cove Apartments), 5.30%,
	1/01/23 (a)	$1,000	$745,950
	Brevard County, Florida, Health Facilities Authority,
	Healthcare Facilities Revenue Bonds (Health First, Inc.
	Project), 5%, 4/01/36	1,000	606,300
	Broward County, Florida, School Board, COP, Series A, 5.25%,
	7/01/33 (b)	800	728,096
	Capital Region Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	300	235,356
	Colonial Country Club Community Development District, Florida,
	Special Assessment Revenue Bonds, 6.40%, 5/01/33	1,585	1,258,062
	Florida Municipal Loan Council, Revenue Refunding Bonds,
	Series A, 5.125%, 5/01/32 (c)	3,150	2,736,783
	Greater Orlando Aviation Authority, Florida, Airport Facilities
	Revenue Refunding Bonds, Series A, 5.125%, 10/01/32 (b)	2,100	1,945,524
	Halifax Hospital Medical Center, Florida, Hospital Revenue
	Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	1,000	729,070
	Heritage Harbour North Community Development District,
	Florida, Capital Improvement Bonds, 6.375%, 5/01/38	750	519,293
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), Series A, 6%,
	11/15/11 (d)	2,900	3,223,959
	Hillsborough County, Florida, Aviation Authority, Revenue
	Refunding Bonds, Series D, 5.50%, 10/01/26 (e)	500	493,255
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa
	Electric Company Project), 5.50%, 10/01/23	1,810	1,459,783
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa
	Electric Company Project), Series A, 5.65%, 5/15/18	400	374,972
	Jacksonville, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Baptist Medical Center Project), 5%,
	8/15/37 (b)	1,390	1,192,203
	Lakeland, Florida, Hospital System Revenue Bonds (Lakeland
	Regional Health System), 5.50%, 11/15/12 (d)	3,000	3,312,660
	Madison County, Florida, First Mortgage Revenue Bonds (Twin
	Oaks Project), Series A, 6%, 7/01/25	825	642,395

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
CABS	Capital Appreciation Bonds	M/F	Multi-Family
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Note
IDA	Industrial Development Authority

BlackRock Municipal Bond Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Miami Beach, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Mount Sinai Medical Center of
	Florida), 6.75%, 11/15/21	$820	$684,831
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/30 (e)	600	550,842
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/31 (e)	1,000	915,050
	Miami-Dade County, Florida, Special Obligation Revenue
	Bonds, Sub-Series B, 5.95%, 10/01/30 (c)(f)	10,000	2,265,900
	Miami-Dade County, Florida, Special Obligation Revenue
	Bonds, Sub-Series B, 5.80%, 10/01/32 (c)(f)	5,410	1,063,173
	Miami-Dade County, Florida, Special Obligation Revenue
	Refunding Bonds, Series A, 5.89%, 10/01/26 (c)(f)	5,500	1,688,390
	New River Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series B, 5%, 5/01/13	750	467,640
	Orange County, Florida, Educational Facilities Authority,
	Educational Facilities Revenue Bonds (Rollins College Project),
	5.25%, 12/01/37 (g)	1,000	877,680
	Orange County, Florida, Health Facilities Authority, Health
	Care Revenue Refunding Bonds (Orlando Lutheran Towers),
	5.375%, 7/01/20	340	255,010
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Orlando Regional Healthcare), 5.75%,
	12/01/12 (d)	5,000	5,566,800
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	305	214,418
	Osceola County, Florida, Tourist Development Tax Revenue
	Bonds, Series A, 5%, 10/01/32 (c)(h)	3,105	2,489,962
	Palm Bay, Florida, Utility System Improvement Revenue Bonds,
	5.68%, 10/01/28 (c)(f)(h)	3,630	981,879
	Saint Johns County, Florida, Water and Sewer Revenue Bonds,
	CABS, 5.393%, 6/01/32 (f)(g)	1,370	290,330
	South Miami Health Facilities Authority, Florida, Hospital
	Revenue Refunding Bonds (Baptist Health System Obligation
	Group), 5%, 8/15/32	500	409,360
	Sumter County, Florida, IDA, IDR (North Sumter Utility
	Company LLC), AMT, 6.80%, 10/01/32	2,660	2,121,589
	Suncoast Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	740	544,958
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.55%, 5/01/27	650	507,943
	Village Community Development District Number 5, Florida,
	Special Assessment Bonds, Series A, 6.50%, 5/01/33	1,280	1,206,938

BlackRock Municipal Bond Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Volusia County, Florida, Educational Facility Authority,
	Educational Facilities Revenue Refunding Bonds (Embry-Riddle
	Aeronautical University Project), 5.20%, 10/15/26 (i)	$1,250	$1,036,850
	Volusia County, Florida, Educational Facility Authority,
	Educational Facilities Revenue Refunding Bonds (Embry-Riddle
	Aeronautical University Project), 5.20%, 10/15/33 (i)	1,610	1,239,587
			45,582,791
Georgia - 2.5%	Municipal Electric Authority of Georgia, Revenue Refunding
	Bonds (General Resolution Projects), Sub-Series D,
	6%, 1/01/23	1,000	1,013,760
Illinois - 4.7%	Illinois State Toll Highway Authority Revenue Bonds, Series B,
	5.50%, 1/01/33	2,000	1,917,520
Massachusetts - 1.2%	Massachusetts State Health and Educational Facilities Authority
	Revenue Bonds (Tufts University), 5.375%, 8/15/38	500	485,165
Michigan - 1.2%	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 6%, 10/15/38	500	479,230
Nevada - 3.7%	Clark County, Nevada, Water Reclamation District, Limited
	Tax, GO, 6%, 7/01/38	1,500	1,527,255
New York - 14.1%	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series A,
	5.75%, 6/15/40	750	752,325
	Triborough Bridge and Tunnel Authority, New York, General
	Revenue Refunding Bonds, VRDN, Sub-Series B-2, 2.10%,
	1/01/32 (j)(k)	5,000	5,000,000
			5,752,325
South Carolina - 2.4%	South Carolina State Public Service Authority, Revenue
	Refunding Bonds, Series A, 5.50%, 1/01/38	1,000	966,190
Texas - 4.0%	Harris County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Refunding Bonds (Memorial
	Hermann Healthcare System), Series B, 7.125%, 12/01/31	250	245,975
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (e)	1,000	938,360
	Tarrant County, Texas, Cultural Education Facilities Financing
	Corporation, Revenue Refunding Bonds (CHRISTUS Health),
	Series A, 6.50%, 7/01/37 (e)	500	470,995
			1,655,330
Multi-State - 8.1%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (l)(m)	3,000	3,296,370
Puerto Rico - 2.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 6%, 7/01/44	1,100	952,149
	Total Municipal Bonds - 155.8%		63,628,085
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (n)
Florida - 8.5%	Jacksonville Electric Authority, Florida, Saint John's River Power
	Park System Revenue Bonds, Issue Three, Series 2, 5%,
	10/01/37	510	450,549

BlackRock Municipal Bond Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (n)	(000)	Value
Jacksonville, Florida, Economic Development Commission,
Health Care Facilities Revenue Bonds (Mayo Clinic-
Jacksonville), Series B, 5.50%, 11/15/36	$3,507	$3,012,920
Total Municipal Bonds Transferred to
Tender Option Bond Trusts - 8.5%		3,463,469
Total Long-Term Investments
(Cost - $73,564,584) - 164.3%		67,091,554

Short-Term Securities	Shares
CMA Florida Municipal Money Fund, 0.84% (o)(p)	2,188,405	2,188,405
Total Short-Term Securities
(Cost - $2,188,405) - 5.4%		2,188,405
Total Investments (Cost - $75,752,989*) - 169.7%		69,279,959
Other Assets Less Liabilities - 0.8%		333,070
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (6.4)%		(2,595,839)
Preferred Shares, at Redemption Value - (64.1)%		(26,187,695)
Net Assets Applicable to Common Shares - 100.0%		$40,829,495

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$72,729,182
Gross unrealized appreciation	$1,898,421
Gross unrealized depreciation	(7,939,456)
Net unrealized depreciation	$(6,041,035)

(a)	ACA Insured.
(b)	FSA Insured.
(c)	MBIA Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Assured Guaranty Insured.
(f)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(g)	AMBAC Insured.
(h)	FGIC Insured.
(i)	Radian Insured.
(j)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(k)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(n)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Municipal Bond Investment Trust
Schedule of Investments November 30, 2008 (Unaudited)

(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Florida Municipal Money Fund	(79,782)	$ 24,368

(p)	Represents the current yield as of report date.

  Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$2,188,405
Level 2	67,091,554
Level 3	-
Total	$69,279,959

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Investment Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 20, 2009